Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 24, 2024
Summary of Significant Accounting Policies
Allowance for doubtful accounts	$ 2,062,444	$ 32,457
Fair value of goodwill	4,916,694			$ 59,900,694
Amortization expenses	$ 552,500
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Summary of Significant Accounting Policies
One-time transaction expenses for professional fees, including legal, taxation, business consulting, and auditing services		358,471	$ 587,852
Allowance for doubtful accounts		$ 1,576,415	1,038,956
Amortization intangible assets long lived life		5 years
Fair value of goodwill		$ 0	95,076
Customer list cost related to business acquisition			15,000
Customer list related to business acquisition		0	12,000
Amortization expenses		3,000	3,000
Impairment charges on long lived intangible assets		$ 104,076	$ 0
Maximum | iDoc
Summary of Significant Accounting Policies
Revenue from contract with customer contractual term		3 years
Useful life of asset		10 years
Minimum | iDoc
Summary of Significant Accounting Policies
Revenue from contract with customer contractual term		2 years
Expected performance period		3 years
Useful life of asset		3 years
Encompass Healthcare Billing, LLC | iDoc
Summary of Significant Accounting Policies
Percentage of ownership interest in VSee Lab	100.00%	100.00%